Note 5 - Leases - Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
2020	$ 36,128
2021	34,586
2022	26,856
2023	20,049
2024	13,865
Thereafter	30,080
Total future minimum lease payments	161,564
Less imputed interest	(19,695)
Total	$ 141,869	$ 107,469